Accounts Receivable, Net (Details)	12 Months Ended
Dec. 31, 2012
Accounts Receivable Net Abstract
Concentration of credit risk relating to accounts receivable	See Note?2(r) for a discussion of credit risk. For the year ended December?31, 2012, three customers accounted for 18.5%, 11.5% and 11.5% of the Company?s revenue. For the year ended December?31, 2011 three customers accounted for 18.1%, 10.2% and 10.0% of the Company?s revenue and for the year ended December?31, 2010, one customer accounted for 17.5% of the Company?s revenue.